BALANCE SHEETS (Parenthetical) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
BALANCE SHEETS [Abstract]
Preferred Stock, par value per share	$ 0	$ 0	$ 0
Preferred Stock, shares authorized	25,000,000	25,000,000	25,000,000
Preferred Stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common Stock, par value per share	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	11,506,677	11,681,477	10,799,339
Common stock, shares outstanding	11,506,677	11,681,477	10,799,339